Segment Information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Information
2. Segment Information
In anticipation of the Separation, in the third quarter of 2016, MetLife reorganized its businesses into six segments: U.S.; Asia; Latin America; EMEA; MetLife Holdings; and Brighthouse Financial. In addition, the Company reports certain of its results of operations in Corporate & Other. These changes were applied retrospectively and did not have an impact on total consolidated net income (loss) or operating earnings in the prior periods.
On January 12, 2016, MetLife, Inc. announced its plan to pursue the Separation. Additionally, on July 21, 2016, MetLife, Inc. announced that following the Separation, the separated business will be rebranded as “Brighthouse Financial.” On October 5, 2016, Brighthouse Financial, Inc., a subsidiary of MetLife, Inc. (“Brighthouse”), filed a registration statement on Form 10 (the “Form 10”) with the U.S. Securities and Exchange Commission (“SEC”). The information statement filed as an exhibit to the Form 10 disclosed that the Company intends to include MetLife Insurance Company USA (“MetLife USA”), New England Life Insurance Company (“NELICO”), First MetLife Investors Insurance Company (“First MetLife”), MetLife Advisers, LLC and certain captive reinsurance companies in the proposed separated business and distribute at least 80.1% of the shares of Brighthouse’s common stock on a pro rata basis to the holders of MetLife, Inc. common stock.
The ultimate form and timing of the Separation will be influenced by a number of factors, including regulatory considerations and economic conditions. MetLife continues to evaluate and pursue structural alternatives for the proposed Separation. The Separation remains subject to certain conditions, including among others, obtaining final approval from the MetLife, Inc. Board of Directors, receipt of a favorable ruling from the Internal Revenue Service (“IRS”) and an opinion from MetLife’s tax advisor regarding certain U.S. federal income tax matters, and an SEC declaration of the effectiveness of the Form 10.
U.S.
The U.S. segment offers a broad range of protection products and services aimed at serving the financial needs of customers throughout their lives. These products are sold to corporations and their respective employees, other institutions and their respective members, as well as individuals. The U.S. segment is organized into three businesses: Group Benefits, Retirement and Income Solutions and Property & Casualty.

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The Group Benefits business offers insurance products and services which include life, dental, group short- and long-term disability, individual disability, accidental death and dismemberment, critical illness, vision and accident & health coverages, as well as prepaid legal plans. This business also sells administrative services-only arrangements to some employers.

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The Retirement and Income Solutions business offers a broad range of annuity and investment products, including guaranteed interest contracts and other stable value products, income annuities and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This business also includes structured settlements and certain products to fund postretirement benefits and company-, bank- or trust-owned life insurance used to finance nonqualified benefit programs for executives.

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The Property & Casualty business offers personal and commercial lines property and casualty insurance, including private passenger automobile, homeowners’ and personal excess liability insurance. In addition, Property & Casualty offers small business owners property, liability and business interruption insurance.

Asia
The Asia segment offers a broad range of products to both individuals and corporations, as well as other institutions and their respective employees, which include whole life, term life, variable life, universal life, accident & health insurance, fixed and variable annuities, credit insurance and endowment products.
Latin America
The Latin America segment offers a broad range of products to both individuals and corporations, as well as other institutions and their respective employees, which include life insurance, accident & health insurance, group medical, dental, credit insurance, endowment and retirement & savings products.
EMEA
The EMEA segment offers a broad range of products to both individuals and corporations, as well as other institutions and their respective employees, which include life insurance, accident & health insurance, credit insurance, annuities, endowment and retirement & savings products.
MetLife Holdings
The MetLife Holdings segment consists of operations relating to products and businesses no longer actively marketed by the Company in the U.S. These products and businesses include variable life, universal life, term life, whole life, variable annuities, fixed annuities and index-linked annuities. The MetLife Holdings segment also includes the Company’s discontinued long-term care businesses and the assumed reinsurance of certain variable annuity products from the Company’s former operating joint venture in Japan.
Brighthouse Financial
The Brighthouse Financial segment offers a broad range of products and services which include variable annuities, fixed annuities, index-linked annuities, income annuities, term life, whole life, universal life and variable life, as well as certain run-off businesses. These products and services, which exclude the run-off businesses, are actively marketed through various third party retail distribution channels in the U.S.
Corporate & Other
Corporate & Other contains the excess capital, as well as certain charges and activities, not allocated to the segments, including external integration costs, internal resource costs for associates committed to acquisitions, enterprise-wide strategic initiative restructuring charges and various start-up businesses (including expatriate benefits insurance and the investment management business through which the Company offers fee-based investment management services to institutional clients, as well as the direct to consumer portion of the U.S. Direct business). Additionally, Corporate & Other includes interest expense related to the majority of the Company’s outstanding debt and expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts, which generally relate to affiliated reinsurance and intersegment loans, which bear interest rates commensurate with related borrowings.
Financial Measures and Segment Accounting Policies
Operating earnings is used by management to evaluate performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is also the Company’s GAAP measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Operating earnings allows analysis of the Company’s performance relative to the Company’s business plan and facilitates comparisons to industry results.
Operating earnings is defined as operating revenues less operating expenses, both net of income tax.
The financial measures of operating revenues and operating expenses focus on the Company’s primary businesses principally by excluding the impact of market volatility, which could distort trends, and revenues and costs related to non-core products and divested businesses and certain entities required to be consolidated under GAAP. Also, these measures exclude results of discontinued operations and other businesses that have been or will be sold or exited by MetLife and are referred to as divested businesses. Operating revenues also excludes net investment gains (losses) and net derivative gains (losses). Operating expenses also excludes goodwill impairments.
The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

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Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees (“GMIB Fees”);

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Net investment income: (i) includes investment hedge adjustments which represent earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment, (ii) includes income from discontinued real estate operations, (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method, (iv) excludes certain amounts related to contractholder-directed unit-linked investments and (v) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

•	Other revenues are adjusted for settlements of foreign currency earnings hedges.
The following additional adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

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Policyholder benefits and claims and policyholder dividends excludes: (i) changes in the policyholder dividend obligation related to net investment gains (losses) and net derivative gains (losses), (ii) inflation-indexed benefit adjustments associated with contracts backed by inflation-indexed investments and amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and other pass through adjustments, (iii) benefits and hedging costs related to GMIBs (“GMIB Costs”) and (iv) market value adjustments associated with surrenders or terminations of contracts (“Market Value Adjustments”);

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Interest credited to policyholder account balances includes adjustments for earned income on derivatives and amortization of premium on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment and excludes amounts related to net investment income earned on contractholder-directed unit-linked investments;

•	Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs and (iii) Market Value Adjustments;

•	Amortization of negative VOBA excludes amounts related to Market Value Adjustments;

•	Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

•	Other expenses excludes costs related to: (i) noncontrolling interests, (ii) implementation of new insurance regulatory requirements and (iii) acquisition and integration costs.
Operating earnings also excludes the recognition of certain contingent assets and liabilities that could not be recognized at acquisition or adjusted for during the measurement period under GAAP business combination accounting guidance.
The tax impact of the adjustments mentioned above are calculated net of the U.S. or foreign statutory tax rate, which could differ from the Company’s effective tax rate. Additionally, the provision for income tax (expense) benefit also includes the impact related to the timing of certain tax credits, as well as certain tax reforms.
Set forth in the tables below is certain financial information with respect to the Company’s segments, as well as Corporate & Other, for the years ended December 31, 2015, 2014 and 2013 and at December 31, 2015 and 2014. The segment accounting policies are the same as those used to prepare the Company’s consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below, with the exception of the Brighthouse Financial segment, for which equity is reflective of the historical equity of the legal entities which comprise Brighthouse and related companies, which will be eliminated upon Separation. The Brighthouse Financial segment equity is not indicative of Brighthouse and related companies’ equity on a combined standalone basis.
Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in the Company’s business.
The Company’s economic capital model, coupled with considerations of local capital requirements, aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon while applying an industry standard method for the inclusion of diversification benefits among risk types. The Company’s management is responsible for the ongoing production and enhancement of the economic capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards.
Segment net investment income, with the exception of the Brighthouse Financial segment, is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company’s consolidated net investment income, operating earnings or income (loss) from continuing operations, net of income tax. As noted above, the Brighthouse Financial segment’s net investment income represents that of the legal entities which comprise Brighthouse and related companies on a historical basis, however, may not be indicative of that on a combined standalone basis.
Net investment income is based upon the actual results of each segment’s specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company’s product pricing.

	Operating Results

Year Ended December 31, 2015	U.S.	Asia	Latin America	EMEA	MetLife Holdings	Brighthouse Financial	Corporate & Other	Total	Adjustments	Total Consolidated
	(In millions)
Revenues
Premiums	$20,861	$6,937	$2,581	$2,036	$4,545	$1,675	$(87)	$38,548	$(3)	$38,545
Universal life and investment-type product policy fees	943	1,542	1,117	424	1,482	3,718	(113)	9,113	394	9,507
Net investment income	6,209	2,675	1,038	326	6,201	3,327	13	19,789	(508)	19,281
Other revenues	751	105	41	61	930	422	(290)	2,020	(37)	1,983
Net investment gains (losses)	—	—	—	—	—	—	—	—	597	597
Net derivative gains (losses)	—	—	—	—	—	—	—	—	38	38
Total revenues	28,764	11,259	4,777	2,847	13,158	9,142	(477)	69,470	481	69,951
Expenses
Policyholder benefits and claims and policyholder dividends	20,837	5,275	2,408	988	7,357	2,875	(175)	39,565	537	40,102
Interest credited to policyholder account balances	1,216	1,309	349	120	1,062	1,255	23	5,334	276	5,610
Capitalization of DAC	(493)	(1,720)	(341)	(472)	(410)	(399)	(2)	(3,837)	—	(3,837)
Amortization of DAC and VOBA	471	1,256	271	497	577	731	(1)	3,802	134	3,936
Amortization of negative VOBA	—	(309)	(1)	(16)	—	—	—	(326)	(35)	(361)
Interest expense on debt	4	—	—	—	55	128	1,013	1,200	8	1,208
Other expenses	3,685	3,611	1,429	1,469	2,694	2,484	434	15,806	17	15,823
Total expenses	25,720	9,422	4,115	2,586	11,335	7,074	1,292	61,544	937	62,481
Provision for income tax expense (benefit)	1,040	457	37	21	581	555	(365)	2,326	(178)	2,148
Operating earnings	$2,004	$1,380	$625	$240	$1,242	$1,513	$(1,404)	5,600
Adjustments to:
Total revenues								481
Total expenses								(937)
Provision for income tax (expense) benefit								178
Income (loss) from continuing operations, net of income tax								$5,322		$5,322

At December 31, 2015	U.S.	Asia (1)	Latin America	EMEA	MetLife Holdings	Brighthouse Financial	Corporate & Other	Total
	(In millions)
Total assets	$237,858	$113,895	$64,808	$26,767	$187,677	$226,792	$20,136	$877,933
Separate account assets	$79,540	$8,964	$46,061	$3,996	$48,590	$114,447	$—	$301,598
Separate account liabilities	$79,540	$8,964	$46,061	$3,996	$48,590	$114,447	$—	$301,598
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(1)	Total assets includes $90.0 billion of assets from the Japan operations which represents 10% of total consolidated assets.

	Operating Results

Year Ended December 31, 2014	U.S.	Asia	Latin America	EMEA	MetLife Holdings	Brighthouse Financial	Corporate & Other	Total	Adjustments	Total Consolidated
	(In millions)
Revenues
Premiums	$20,243	$7,566	$2,796	$2,309	$4,545	$1,474	$89	$39,022	$45	$39,067
Universal life and investment-type product policy fees	909	1,693	1,239	466	1,374	3,963	(103)	9,541	405	9,946
Net investment income	6,111	2,886	1,219	428	6,409	3,156	275	20,484	669	21,153
Other revenues	721	106	33	60	1,062	534	(483)	2,033	(3)	2,030
Net investment gains (losses)	—	—	—	—	—	—	—	—	(197)	(197)
Net derivative gains (losses)	—	—	—	—	—	—	—	—	1,317	1,317
Total revenues	27,984	12,251	5,287	3,263	13,390	9,127	(222)	71,080	2,236	73,316
Expenses
Policyholder benefits and claims and policyholder dividends	20,110	5,724	2,615	1,053	7,217	2,711	48	39,478	1,000	40,478
Interest credited to policyholder account balances	1,168	1,544	394	148	1,098	1,275	34	5,661	1,282	6,943
Capitalization of DAC	(488)	(1,914)	(377)	(680)	(326)	(397)	—	(4,182)	(1)	(4,183)
Amortization of DAC and VOBA	458	1,397	313	613	444	810	(8)	4,027	105	4,132
Amortization of negative VOBA	—	(364)	(1)	(31)	—	—	—	(396)	(46)	(442)
Interest expense on debt	12	—	—	—	58	133	975	1,178	38	1,216
Other expenses	3,550	3,975	1,588	1,846	2,670	2,472	153	16,254	114	16,368
Total expenses	24,810	10,362	4,532	2,949	11,161	7,004	1,202	62,020	2,492	64,512
Provision for income tax expense (benefit)	1,073	582	129	29	714	570	(719)	2,378	87	2,465
Operating earnings	$2,101	$1,307	$626	$285	$1,515	$1,553	$(705)	6,682
Adjustments to:
Total revenues								2,236
Total expenses								(2,492)
Provision for income tax (expense) benefit								(87)
Income (loss) from continuing operations, net of income tax								$6,339		$6,339

At December 31, 2014	U.S.	Asia (1)	Latin America	EMEA	MetLife Holdings	Brighthouse Financial	Corporate & Other	Total
	(In millions)
Total assets	$240,606	$117,894	$71,928	$29,217	$194,106	$231,568	$17,018	$902,337
Separate account assets	$79,602	$9,078	$50,301	$4,070	$51,021	$122,922	$—	$316,994
Separate account liabilities	$79,602	$9,078	$50,301	$4,070	$51,021	$122,922	$—	$316,994
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(1)	Total assets includes $95.0 billion of assets from the Japan operations which represents 11% of total consolidated assets.

	Operating Results

Year Ended December 31, 2013	U.S.	Asia	Latin America	EMEA	MetLife Holdings	Brighthouse Financial	Corporate & Other	Total	Adjustments	Total Consolidated
	(In millions)
Revenues
Premiums	$19,303	$7,801	$2,698	$2,297	$4,481	$926	$77	$37,583	$91	$37,674
Universal life and investment-type product policy fees	900	1,722	991	386	1,256	3,930	(100)	9,085	366	9,451
Net investment income	5,866	2,943	1,135	425	6,343	3,221	461	20,394	1,838	22,232
Other revenues	706	92	23	97	938	615	(517)	1,954	(34)	1,920
Net investment gains (losses)	—	—	—	—	—	—	—	—	161	161
Net derivative gains (losses)	—	—	—	—	—	—	—	—	(3,239)	(3,239)
Total revenues	26,775	12,558	4,847	3,205	13,018	8,692	(79)	69,016	(817)	68,199
Expenses
Policyholder benefits and claims and policyholder dividends	19,355	5,755	2,361	1,039	7,094	2,084	58	37,746	1,620	39,366
Interest credited to policyholder account balances	1,241	1,690	417	147	1,098	1,380	42	6,015	2,164	8,179
Capitalization of DAC	(475)	(2,143)	(418)	(714)	(468)	(568)	—	(4,786)	—	(4,786)
Amortization of DAC and VOBA	439	1,542	305	683	494	620	—	4,083	(533)	3,550
Amortization of negative VOBA	—	(427)	(2)	(95)	—	—	—	(524)	(55)	(579)
Interest expense on debt	11	—	—	1	39	112	996	1,159	123	1,282
Other expenses	3,349	4,317	1,549	1,812	2,814	2,628	127	16,596	539	17,135
Total expenses	23,920	10,734	4,212	2,873	11,071	6,256	1,223	60,289	3,858	64,147
Provision for income tax expense (benefit)	952	565	116	51	660	704	(704)	2,344	(1,683)	661
Operating earnings	$1,903	$1,259	$519	$281	$1,287	$1,732	$(598)	6,383
Adjustments to:
Total revenues								(817)
Total expenses								(3,858)
Provision for income tax (expense) benefit								1,683
Income (loss) from continuing operations, net of income tax								$3,391		$3,391
The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company’s segments, as well as Corporate & Other:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Life insurance	$23,037	$23,483	$23,189
Accident & health insurance	13,090	13,336	13,214
Annuities	9,653	9,984	8,987
Property & casualty insurance	3,504	3,524	3,270
Non-insurance	751	716	385
Total	$50,035	$51,043	$49,045
The following table presents total premiums, universal life and investment-type product policy fees and other revenues associated with the Company’s U.S. and foreign operations:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
U.S.	$35,042	$34,536	$32,529
Foreign:
Japan	6,264	6,917	7,373
Other	8,729	9,590	9,143
Total	$50,035	$51,043	$49,045
Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2015, 2014 and 2013.